Note 6 - Short-Term Borrowings (Detail) - Short-term Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Overnight repurchase agreements with customers	$ 104,942,961	$ 110,236,450
Federal funds purchased	66,140,000	103,300,000
	$ 171,082,961	$ 213,536,450